Columbia High Yield Municipal Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.950%	800,000	800,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.950%	4,900,000	4,900,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.950%	3,000,000	3,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.950%	2,000,000	2,000,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.950%	300,000	300,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.950%	1,000,000	1,000,000
Total			12,000,000
Total Floating Rate Notes (Cost $12,000,000)			12,000,000

Municipal Bonds 96.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.1%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,001,425
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	2,000,000	2,045,863
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	2,000,000	2,115,754
Total			5,163,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.2%
Northern Tobacco Securitization Corp.(e)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	8,225,000	926,915
Arizona 2.7%
Arizona Industrial Development Authority(c),(f)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	91,800
Series 2021A
07/01/2051	0.000%	500,000	15,300
Arizona Industrial Development Authority(c)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,443,349
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	4,400,000	3,262,256
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,033,177
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,358,854
Series 2018
02/15/2048	5.000%	1,000,000	892,179
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2044	4.250%	600,000	506,663
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,002,715

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2054	5.000%	2,000,000	1,722,962
Total			12,329,255
Arkansas 0.4%
Arkansas Development Finance Authority(d)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,011,412
California 6.3%
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	2,000,000	2,102,033
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	5,000,000	876,503
California Infrastructure & Economic Development Bank(c),(d)
Refunding Revenue Bonds
Subordinated Series 2025 (Mandatory Put 01/01/35)
01/01/2065	9.500%	5,000,000	4,594,965
California Municipal Finance Authority(c)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,016,496
California Municipal Finance Authority(c),(d),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2054	6.500%	1,500,000	1,379,462
06/01/2059	6.375%	1,500,000	1,335,934
California School Finance Authority(c)
Revenue Notes
GAN Series 2025
12/01/2026	4.400%	2,000,000	2,011,589
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	150,000	147,482
05/15/2055	5.500%	295,000	306,208
CMFA Special Finance Agency(c)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,505,026
CSCDA Community Improvement Authority(c)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	593,769
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	832,594
Hastings Campus Housing Finance Authority(c),(e)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,285,799
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	5,937,132
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2025
07/01/2055	5.500%	1,000,000	1,035,245
San Francisco City & County Airport Commission(d),(g)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	2,250,000	2,326,516
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	500,000	554,402
Total			28,877,855
Colorado 8.6%
Arista Metropolitan District
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,001,789
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	918,797
Senior Limited General Obligation Bonds
Series 2020A
12/01/2040	5.000%	863,000	840,037
Canyons Metropolitan District No. 5(h)
Limited General Obligation Refunding Bonds
Subordinated Series 2024B
12/15/2054	6.500%	1,250,000	1,236,966
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	4,937,286
Colorado Educational & Cultural Facilities Authority(c)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2061	4.000%	1,940,000	1,274,806
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,681,623
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	3,714,543
Eagle Brook Meadows Metropolitan District No. 3(h)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,311,806
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	2,947,017
Lanterns Metropolitan District No. 2(h)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,055,357
Mineral Business Improvement District(c)
Limited General Obligation Bonds
Series 2024A
12/01/2054	5.750%	1,250,000	1,192,573
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,000,000	1,021,491
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prairie Center Metropolitan District No. 3
Limited General Obligation Bonds
Series 2024B
12/15/2046	5.875%	1,000,000	1,021,688
Limited General Obligation Refunding Bonds
Series 2024A
12/15/2046	5.875%	1,000,000	1,021,688
Redtail Ridge Metropolitan District(e)
Limited General Obligation Bonds
Series 2025
12/01/2032	0.000%	3,500,000	2,114,672
RRC Metropolitan District No. 2(h)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,092,920
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	2,018,407
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,223,637
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,045,090
Special Assessment Bonds
Special Improvement District No. 1
Series 2024
12/01/2043	5.625%	900,000	884,846
Waterfront at Foster Lake Metropolitan District No. 2(h)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,818,359
Total			39,375,398
Connecticut 0.4%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	2,000,000	2,011,510
District of Columbia 0.8%
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	4,275,000	3,539,010

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 6.8%
Capital Projects Finance Authority(c)
Revenue Bonds
Millenia Orlando Project
Series 2025A
01/01/2055	7.250%	1,000,000	990,464
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	41,650
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	426,000
Capital Trust Agency, Inc.(c)
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	225,000	211,269
Capital Trust Agency, Inc.(c),(e)
Subordinated
07/01/2061	0.000%	30,000,000	2,182,251
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	704,912
Capital Trust Authority(c),(d)
Revenue Bonds
MVM Landfill LLC Project
Series 2024
12/01/2044	6.875%	1,000,000	954,240
City of Tampa(e)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	375,344
County of Miami-Dade(e)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,690,328
County of Osceola Transportation(e)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	416,198
Series 2020A-2 (AGM)
10/01/2051	0.000%	2,000,000	434,926
10/01/2053	0.000%	3,000,000	578,435
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(c)
Prerefunded 09/04/25 Revenue Bonds
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,800,000	4,800,897
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,004,263
Renaissance Character School, Inc. Projects
Series 2025
06/15/2055	6.000%	2,100,000	2,063,095
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,817,013
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,322,478
The Henry Project
Series 2024A1
06/01/2059	5.250%	1,000,000	904,755
Florida Local Government Finance Commission(c),(i)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2055	6.750%	1,500,000	1,505,808
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,502,166
Seminole County Industrial Development Authority(c)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	616,832
06/15/2056	4.000%	1,410,000	1,015,990
Village Community Development District No. 15(c)
Special Assessment Bonds
Series 2024
05/01/2055	4.800%	1,500,000	1,337,186
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	284,980
Total			31,181,480
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.4%
Atlanta Development Authority (The)(c)
Tax Allocation Bonds
Westside Gulch Area Project
Series 2024A
04/01/2034	5.000%	2,250,000	2,252,116
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,378,491
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,778,155
Total			6,408,762
Idaho 0.5%
Avimor Community Infrastructure District No. 1(c)
Special Assessment Bonds
Assessment Area Five
Series 2024
09/01/2053	5.875%	1,310,000	1,312,102
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	1,400,000	1,126,249
Total			2,438,351
Illinois 6.9%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,073,080
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,886,098
Series 2012A
12/01/2042	5.000%	1,000,000	891,364
Series 2016B
12/01/2046	6.500%	1,500,000	1,507,422
Series 2018D
12/01/2046	5.000%	5,000,000	4,263,808
Series 2022A
12/01/2047	4.000%	3,000,000	2,214,927
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,283,776
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	547,000	540,088
Illinois Finance Authority(c)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,001,398
Goodman Theatre Project
Series 2025
10/01/2050	6.125%	1,000,000	978,827
Illinois Institute of Technology
Series 2025
09/01/2046	5.875%	1,000,000	964,369
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	2,000,000	1,991,645
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	1,200,000	1,001,686
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,543,755
06/15/2038	0.000%	3,000,000	1,660,149
State of Illinois
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	3,910,000	3,918,911
Series 2020
05/01/2039	5.500%	570,000	593,895
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	458,000	458,303
Total			31,773,501

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.8%
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	2,000,000	1,508,578
Series 2023
05/15/2053	7.500%	2,000,000	2,188,949
Total			3,697,527
Kansas 0.7%
City of Overland Park(f)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	1,740,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	1,635,000	1,635,043
Total			3,375,043
Kentucky 0.6%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,652,434
Louisiana 1.2%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	25,439
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	1,500,000	1,368,365
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,021,173
Total			5,414,977
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.5%
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,138,333
Massachusetts 1.1%
Massachusetts Development Finance Agency(c)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,004,809
Merrimack College Student Housing Project
Series 2024
07/01/2054	5.000%	1,200,000	1,066,043
07/01/2060	5.000%	1,000,000	872,334
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,445,000	1,228,025
Total			5,171,211
Minnesota 1.1%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	281,295
05/01/2051	5.000%	1,500,000	784,129
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,500,000	1,317,669
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	1,550,000	994,858
St. Cloud Housing & Redevelopment Authority(j)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,230,000	1,688,551
Total			5,066,502
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.4%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Historic Northeast Redevelopment Plan
Series 2024
06/01/2054	5.000%	1,250,000	1,099,410
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,400,000	1,315,290
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,254,452
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,587,506
Total			6,256,658
Nevada 0.8%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,303,598
Series 2018A
12/15/2048	5.000%	1,500,000	1,317,587
Total			3,621,185
New Hampshire 4.8%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	5,910,000	5,911,056
New Hampshire Business Finance Authority(c),(e)
Revenue Bonds
Chambers Creek Project (The)
Series 2025
12/15/2032	0.000%	1,500,000	937,029
River Ranch Project
Series 2025
12/01/2031	0.000%	2,500,000	1,725,935
The Wildflower Project
Series 2025
12/15/2033	0.000%	3,000,000	1,827,062
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	1,500,000	1,483,370
Series 2024
12/15/2035	5.375%	900,000	883,383
Series 2025
12/15/2033	5.875%	1,000,000	1,003,907
Silverado Project
Series 2024
12/01/2028	5.000%	2,000,000	2,003,737
Tamarron Project
Series 2024
12/01/2035	5.250%	1,600,000	1,599,249
Valencia Project
Series 2024
12/01/2032	5.300%	2,000,000	2,000,312
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	2,800,000	2,806,200
Total			22,181,240
New Jersey 1.5%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,083,208
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	2,000,000	2,047,765
01/01/2045	6.625%	2,000,000	2,040,864
New Jersey Economic Development Authority(d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	1,881,245
Total			7,053,095

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 4.4%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,240,278
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	605,000	593,404
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	463,412
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,750,000	1,338,933
Nassau County Tobacco Settlement Corp.(e)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,337,778
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	600,000	630,237
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,276,661
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,168,776
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,232,489
Series 2025
06/30/2059	6.000%	2,000,000	2,046,558
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,030,128
Oneida Indian Nation of New York(c)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	731,445
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,500,000	1,493,487
Westchester County Local Development Corp.(c)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	2,000,000	1,653,881
Total			20,237,467
North Carolina 0.7%
North Carolina Medical Care Commission
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,141,167
North Carolina Turnpike Authority(e)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	716,289
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,137,707
Total			2,995,163
North Dakota 0.5%
City of Horace
Unlimited General Obligation Refunding Bonds
Series 2024C
05/01/2050	5.000%	1,500,000	1,394,982
North Dakota Housing Finance Agency
Revenue Bonds
Series 2024C
07/01/2051	4.800%	1,000,000	963,705
Total			2,358,687
Ohio 3.7%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	9,770,000	7,891,515
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	398,244
12/01/2049	5.125%	1,875,000	1,347,937
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hickory Chase Community Authority(c)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,275,000	1,230,701
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	478,987
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,955,000	4,692,803
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,029,616
Total			17,069,803
Oregon 0.3%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	851,192
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	660,576
Total			1,511,768
Pennsylvania 1.8%
Allentown Neighborhood Improvement Zone Development Authority(c)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	2,800,000	2,778,115
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,536,102
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,321,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(b)
Refunding Revenue Bonds
PPL Energy Supply LLC Project
Series 2024 (Mandatory Put 06/01/27)
12/01/2037	5.250%	500,000	503,349
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	550,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,541,873
Total			8,230,694
Puerto Rico 6.5%
Commonwealth of Puerto Rico(k),(l)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,705,866	1,755,430
Subordinated Series 2022
11/01/2043	0.000%	2,083,631	1,307,478
Commonwealth of Puerto Rico(l)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2037	4.000%	388,540	360,495
07/01/2041	4.000%	528,266	459,440
07/01/2046	4.000%	389	321
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(l)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,000,000	5,605,684
Series 2022A
07/01/2047	4.000%	500,000	401,451
Puerto Rico Electric Power Authority(f),(l)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,322,500
Series 2010XX
07/01/2040	0.000%	6,320,000	4,179,100
Puerto Rico Sales Tax Financing Corp.(e),(l)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	51,413,000	11,910,536

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(l)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	3,000,000	2,743,438
Total			30,045,873
South Carolina 1.6%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,080,875
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Greer Preparatory Academy Project
Series 2024
06/15/2059	6.500%	1,000,000	959,034
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	614,932
05/01/2048	5.125%	1,500,000	1,198,156
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A
12/01/2047	4.000%	4,000,000	3,409,667
Total			7,262,664
Tennessee 0.3%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	2,250,000	1,528,763
Texas 8.1%
Angelina & Neches River Authority(c),(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	2,250,000	224,956
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,600,083
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2059	4.875%	1,000,000	849,212
06/15/2064	5.000%	1,200,000	1,018,451
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,706,403
Beaumont Housing Authority(c)
Revenue Bonds
Cypress Bend and Cypress Bend Village
Series 2025
07/01/2055	6.500%	1,000,000	944,969
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	4,000,000	4,152,828
City of Houston Airport System(d)
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	857,960
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	1,850,000	1,586,828
Clifton Higher Education Finance Corp.(c)
Revenue Bonds
Valor Education
Series 2024A
06/15/2044	5.750%	750,000	682,223
06/15/2054	6.000%	1,000,000	887,077
Katy Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2054	5.250%	3,000,000	3,107,836
Lubbock Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,250,000	1,291,040
Mansfield Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,000,000	1,032,832
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	2,000,000	2,032,419
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	3,500,000	3,447,885
Senior Series 2023A-2
12/31/2030	0.000%	621,177	398,099
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	1,271,400
Series 2016A-1
07/01/2046	0.000%	950,000	857,375
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	811,486
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Legacy Midtown Park Project
Series 2025
07/01/2044	6.750%	1,000,000	986,961
07/01/2056	7.125%	500,000	490,744
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	977,959
Series 2015A
07/01/2047	5.000%	1,000,000	918,424
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,000,000	1,033,600
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	875,761
Spring Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2055	5.250%	1,000,000	1,030,999
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,950,000
Total			37,025,810
Utah 1.9%
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	1,250,000	1,250,609
Point Phase 1 Public Infrastructure District No. 1(c)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	2,000,000	1,945,786
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,000,000	1,708,916
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,000,000	1,589,666
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	2,500,000	2,460,132
Total			8,955,109
Virginia 2.8%
City of Chesapeake Expressway Toll Road(j)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	7,530,000	7,583,430
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	663,966
07/01/2051	5.000%	1,200,000	1,063,703
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,583,696
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2024
12/01/2054	5.500%	2,000,000	1,943,907
Total			12,838,702
Washington 2.3%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,051,753
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,252,518
12/01/2045	6.250%	2,500,000	2,433,545

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	955,000	931,579
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	393,536
07/01/2059	6.250%	320,000	337,484
07/01/2063	6.375%	175,000	185,600
Revenue Bonds
Parkshore Juanita Bay Project
Series 2024
01/01/2053	5.750%	1,000,000	913,286
01/01/2059	5.875%	1,065,000	975,269
Total			10,474,570
West Virginia 0.8%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,000,000	983,243
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	2,500,000	2,543,324
Total			3,526,567
Wisconsin 9.8%
Public Finance Authority(c)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	1,499,326	1,479,018
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,032,753
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	2,000,000	1,720,480
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	1,257,322	1,259,093
Candela Project
Series 2023
12/15/2029	6.125%	1,100,000	1,113,959
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mater Academy of Nevada - Cactus Park Campus Project
Series 2025
12/15/2055	6.000%	1,000,000	973,986
Mater Academy of Nevada - East Las Vegas Campus Project
Series 2024
12/15/2054	5.000%	2,000,000	1,681,469
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,500,000	1,496,468
Million Air Three LLC
Series 2025B
09/01/2054	7.000%	750,000	790,383
Nolina & Sorella Projects
RAN Series 2024
12/15/2032	5.500%	1,280,399	1,256,831
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	999,708
Signorelli Projects
Series 2024
12/15/2032	5.375%	1,900,000	1,900,048
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,318,926
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,603,085
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,368,916	2,345,712
Public Finance Authority(c),(d)
Refunding Revenue Bonds
Million Air Three LLC General Aviation Facilities Project
Series 2024
09/01/2046	6.250%	250,000	251,470
Public Finance Authority(d)
Revenue Bonds
Georgia SR 400 Express Lanes Project
Series 2025
06/30/2060	5.750%	2,000,000	1,958,586
Public Finance Authority(c),(e)
Revenue Bonds
Heritage Bend Project
Series 2025
12/15/2042	0.000%	7,000,000	2,031,814
Lariat Project
Series 2023
09/01/2029	0.000%	1,500,000	1,125,976
Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Infrastructure Program
Series 2025
12/15/2032	0.000%	1,500,000	951,770
Public Finance Authority(c),(k)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	2,000,000	1,420,000
Wisconsin Center District(e)
Prerefunded 12/15/30 Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	3,490,000	901,957
Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	14,510,000	2,275,432
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,447,607
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,497,158
Revenue Bonds
Chiara Housing and Services, Inc.
Series 2024
07/01/2055	5.875%	2,000,000	1,900,603
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,561,914
Total			45,296,206
Total Municipal Bonds (Cost $499,899,070)			442,022,542

Municipal Short Term 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.2%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.790%	850,000	850,584
Total Municipal Short Term (Cost $850,000)			850,584

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.728%(m)	955,072	955,167
Total Money Market Funds (Cost $955,072)		955,167
Total Investments in Securities (Cost $513,704,142)		455,828,293
Other Assets & Liabilities, Net		4,244,709
Net Assets		$460,073,002
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $159,591,798, which represents 34.69% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Cash flow bond. Interest rate represents the stated coupon rate at August 31, 2025. Income on this security, if any, is derived from the cash flow of the issuer.
(i)	Represents a security purchased on a when-issued basis.

Columbia High Yield Municipal Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(k)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(l)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2025, the total value of these securities amounted to $30,045,873, which represents 6.53% of total net assets.

(m)	The rate shown is the seven-day current annualized yield at August 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GAN	Grant Anticipation Note
RAN	Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia High Yield Municipal Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT161_05_R01_(10/25)